AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

3. AVAILABLE-FOR-SALE SECURITIES

Available –for –sale securities consist of marketable funds, marketable securities and stock options. On January 26, 2011, the Company received 300,000 stock options from Argex Mining Inc., which expire on July 26, 2012 with each stock option entitling to its holder to purchase one common share at C$0.495 which are vested 25% immediately and remaining 75% shall become vested on every 6 month from the grant date, provide that the Company still provide consultant services to the optioner.

During the fiscal year 2011, the Company exercised 75,000 stock options. As at December 31, 2011, the Company has 225,000 stock options outstanding. The fair value of the above options granted is estimated on the date of the grant and the date of the year end by using Black-Scholes option pricing model with weights average assumptions for grants as follows:

2011
Stock price	$0.41-$0.50
Risk-free interest rate	1.64%-0.97%
Expected life of options	1.17-0.25 years
Annualized volatility	93.26%-65.84%
Dividend rate	0%
Calculated fair value	$0.0026-$0.1975

Available-for-sale securities consist of marketable securities and are summarized as follows:

	2011		2010
		Fair		Fair
		Market		Market
	Cost $	value $	Cost $	value $

Public traded securities	30,560	17,873	1,177	4
Marketable funds	609,234	629,082	500,445	500,821
Stock options	7,302	3,868	-	-
Total	647,096	650,823	501,622	500,825

The fair market value are measured using quoted prices in active market for the identical assets, the total fair market value is the published market price per unit multiplied by the number of units held without consideration of transaction costs.